Future Minimum Lease Payments (Finance Leases) (Detail) - EUR (€) € in Millions		12 Months Ended
		Dec. 31, 2018	Dec. 31, 2017
Future minimum lease payments:
Not later than one year		€ 19	€ 8
Later than one year and not later than five years		34	20
Later than five years		65	70
Total future minimum lease payments		118	98
Less: Future interest charges		91	70
Present value of finance lease commitments		27	28
Future minimum lease payments to be received		5	0
Contingent rent recognized in the income statement	[1]	€ 0	€ 0

[1]	The contingent rent is based on market interest rates, such as three months EURIBOR; below a certain rate the Group receives a rebate.